Summary of Significant Accounting Policies - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Impairment loss	€ 157		€ 196
Leased equipment
Disclosure of voluntary change in accounting policy [line items]
Impairment loss	€ 22	€ 62